Financial Instruments and Related Disclosures - Summary of Fair Value of Financial Instruments (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	£ 14,828	£ 12,402
Financial liabilities at fair value	(54,572)	(48,424)
Derivatives designated and effective as hedging instruments [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	167	69
Financial liabilities at fair value	(48)	(105)
Financial assets at fair value through other comprehensive income, category [member] | Other investments [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	1,781	1,250
Financial assets at fair value through other comprehensive income, category [member] | Trade and other receivable [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	1,665	1,687
Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Other investments [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	56	72
Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Trade and other receivable [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	44	120
Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Other Noncurrent Assets [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	787	716
Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Held for trading derivatives that are not in a designated and effective hedging relationship [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	357	188
Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Cash and cash equivalents [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	2,142	2,021
At Fair Value [Member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	6,999	6,123
Financial liabilities at fair value	(5,668)	(6,414)
At Fair Value [Member] | Financial assets at fair value through other comprehensive income, category [member] | Other investments [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	1,781	1,250
At Fair Value [Member] | Financial assets at fair value through other comprehensive income, category [member] | Trade and other receivable [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	1,665	1,687
At Fair Value [Member] | Financial assets at fair value through other comprehensive income, category [member] | Derivatives designated and effective as hedging instruments [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	167	69
At Fair Value [Member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Other investments [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	56	72
At Fair Value [Member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Trade and other receivable [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	44	120
At Fair Value [Member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Other Noncurrent Assets [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	787	716
At Fair Value [Member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Held for trading derivatives that are not in a designated and effective hedging relationship [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	357	188
At Fair Value [Member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Cash and cash equivalents [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	2,142	2,021
At Fair Value [Member] | Financial Liabilities at Fair Value Through Profit or Loss, Category [member] | Contingent Consideration Liabilities [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial liabilities at fair value	(5,479)	(6,286)
At Fair Value [Member] | Financial Liabilities at Fair Value Through Profit or Loss, Designated Upon Initial Recognition or Subsequently, Category [member] | Held for trading derivatives that are not in a designated and effective hedging relationship [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial liabilities at fair value	(141)	(23)
At Fair Value [Member] | Financial Liabilities at Fair Value Through Profit or Loss That Meet Definition of Held for Trading, Category [member] | Derivatives designated and effective as hedging instruments [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial liabilities at fair value	(48)	(105)
At Fair Value [Member] | Level 1 of fair value hierarchy [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	3,270	2,677
Financial liabilities at fair value	0	0
At Fair Value [Member] | Level 1 of fair value hierarchy [member] | Financial assets at fair value through other comprehensive income, category [member] | Other investments [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	1,128	656
At Fair Value [Member] | Level 1 of fair value hierarchy [member] | Financial assets at fair value through other comprehensive income, category [member] | Derivatives designated and effective as hedging instruments [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	0	0
At Fair Value [Member] | Level 1 of fair value hierarchy [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Cash and cash equivalents [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	2,142	2,021
At Fair Value [Member] | Level 2 of fair value hierarchy [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	2,972	2,692
Financial liabilities at fair value	(189)	(128)
At Fair Value [Member] | Level 2 of fair value hierarchy [member] | Financial assets at fair value through other comprehensive income, category [member] | Trade and other receivable [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	1,665	1,687
At Fair Value [Member] | Level 2 of fair value hierarchy [member] | Financial assets at fair value through other comprehensive income, category [member] | Derivatives designated and effective as hedging instruments [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	167	69
At Fair Value [Member] | Level 2 of fair value hierarchy [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Trade and other receivable [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	44	79
At Fair Value [Member] | Level 2 of fair value hierarchy [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Other Noncurrent Assets [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	743	675
At Fair Value [Member] | Level 2 of fair value hierarchy [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Held for trading derivatives that are not in a designated and effective hedging relationship [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	353	182
At Fair Value [Member] | Level 2 of fair value hierarchy [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Cash and cash equivalents [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	0	0
At Fair Value [Member] | Level 2 of fair value hierarchy [member] | Financial Liabilities at Fair Value Through Profit or Loss, Designated Upon Initial Recognition or Subsequently, Category [member] | Held for trading derivatives that are not in a designated and effective hedging relationship [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial liabilities at fair value	(141)	(23)
At Fair Value [Member] | Level 2 of fair value hierarchy [member] | Financial Liabilities at Fair Value Through Profit or Loss That Meet Definition of Held for Trading, Category [member] | Derivatives designated and effective as hedging instruments [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial liabilities at fair value	(48)	(105)
At Fair Value [Member] | Level 3 [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	757	754
Financial liabilities at fair value	(5,479)	(6,286)
At Fair Value [Member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Other investments [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	653	594
At Fair Value [Member] | Level 3 [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Other investments [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	56	72
At Fair Value [Member] | Level 3 [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Trade and other receivable [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value		41
At Fair Value [Member] | Level 3 [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Other Noncurrent Assets [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	44	41
At Fair Value [Member] | Level 3 [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Held for trading derivatives that are not in a designated and effective hedging relationship [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	4	6
At Fair Value [Member] | Level 3 [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Cash and cash equivalents [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	0	0
At Fair Value [Member] | Level 3 [member] | Financial Liabilities at Fair Value Through Profit or Loss, Category [member] | Contingent Consideration Liabilities [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial liabilities at fair value	£ (5,479)	£ (6,286)